Borrowings - Summary of Third-Party Notes Payable (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Borrowings [Line Items]
Total third-party borrowings	$ 908.7	$ 724.3
Less: notes payable to third-parties, current	(6.4)	(41.1)
Less: deferred financing costs	(16.6)	(13.4)
Notes payable to third-parties, non-current	885.7	669.8
2019 Credit Facility – first lien term loan
Borrowings [Line Items]
Total third-party borrowings	906.4	682.1
NRG Loan
Borrowings [Line Items]
Total third-party borrowings	0.0	5.8
Canadian Financial Institution
Borrowings [Line Items]
Total third-party borrowings	1.2	1.2
JLG Note Payable
Borrowings [Line Items]
Total third-party borrowings	0.3	0.2
Other
Borrowings [Line Items]
Total third-party borrowings	0.8	0.0
Draw on revolving line of credit
Borrowings [Line Items]
Total third-party borrowings	$ 0.0	$ 35.0